Subsequent events (USD $) In Millions, unless otherwise specified	Nov. 23, 2010	Jan. 23, 2013 DROT 2013 [Member] Subsequent Event [Member] Issuance of Debt [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2013 [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2013 [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 1.5	$ 93.6
Debt, Weighted Average Interest Rate			2.00%	2.00%